Capital and Capital Reserves (Tables)	12 Months Ended
Dec. 31, 2017
Capital and Capital Reserves [Abstract]
Schedule of capital and capital reserves
	Authorized	Registered and paid up
	December 31	December 31
	2016 and 2017	2016 and 2017
Number of shares

Ordinary shares of NIS 0.1 par value each	501,000,000	19,203,186